Other assets - Components of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Assets [Abstract]
Corporate/bank-owned life insurance	$ 5,647	$ 5,552
Accounts receivable	4,829	4,931
Tax credit investments	3,151	2,821
Software	2,707	2,676
Prepaid pension assets	2,361	2,035
Fails to deliver	1,197	1,292
Equity method investments	953	852
Assets of consolidated investment management funds	864	891
Prepaid expense	854	736
Other equity investments	701	679
Income taxes receivable	554	255
Federal Reserve Bank stock	484	478
Cash collateral receivable on derivative transactions	474	292
Fair value of hedging derivatives	358	781
Seed capital	207	196
Other	1,099	1,223
Total other assets	26,440	25,690
Federal Home Loan Bank stock, at cost	$ 57	$ 57